Property, Equipment and Software, Net - Schedule of Property, Equipment and Software, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Property Equipment and Software, Net [Line Items]
Property, equipment and software, gross	¥ 178,595		¥ 181,693
Less: accumulated depreciation	(133,992)		(134,968)
Net book value	44,603	$ 6,378	46,725
Servers and computers [Member]
Property Equipment and Software, Net [Line Items]
Property, equipment and software, gross	138,529		138,380
Furniture, fixtures and office equipment [Member]
Property Equipment and Software, Net [Line Items]
Property, equipment and software, gross	8,321		10,916
Leasehold improvements [Member]
Property Equipment and Software, Net [Line Items]
Property, equipment and software, gross	25,979		26,850
Software and others [Member]
Property Equipment and Software, Net [Line Items]
Property, equipment and software, gross	¥ 5,766		¥ 5,547